Reverse Stock Split (Details Narrative) - Ordinary Shares [Member] - $ / shares	1 Months Ended
	Mar. 24, 2024	Apr. 21, 2025	Oct. 31, 2024	Feb. 02, 2024	May 09, 2018
Common stock, par value per share		$ 0.02	$ 0.001	$ 0.0001	$ 0.8
Shares description	Company shareholders approved the proposed 1-for-40 reverse share split and increase of authorized share capital. April 21, 2025 is the effective date for the 1-for-40 reverse share split, As the result of the 1-for-40 reverse share split, the authorized share capital of the Company changed from US$10,000,000 divided into 500,000,000 shares comprising (i) 400,000,000 Class A Shares, and (ii) 100,000,000 Class B Shares to US$10,000,000 divided into 12,500,000 shares comprising (i) 10,000,000 Consolidated Class A Shares, and (ii) 2,500,000 Consolidated Class B Shares. Following the Share Consolidation, the authorized share capital of the Company increased from US$10,000,000 divided into 12,500,000 shares comprising (i) 10,000,000 Consolidated Class A Shares, and (ii) 2,500,000 Consolidated Class B Shares to US$400,000,000 divided into 500,000,000 shares comprising (i) 400,000,000 Consolidated Class A Shares by the creation of an additional 390,000,000 Consolidated Class A Shares, and (ii) 100,000,000 Consolidated Class B Shares by the creation of an additional 97,500,000 Consolidated Class B Shares.